MODIFIED GUARANTEED ANNUITY CONTRACTS

                                    Issued by

                  Protective Life and Annuity Insurance Company
              (Formerly American Foundation Life Insurance Company)
                             2801 Highway 280 South
                            Birmingham, Alabama 35223
                                 (800) 456-6330






COMPANY NAME CHANGE

         American Foundation Life Insurance Company has changed its name to Protective Life and Annuity Insurance Company.

         Please keep this supplement with your May 1, 1998 prospectus for future reference.








                        SUPPLEMENT dated March 1, 1999 to
                          PROSPECTUS dated May 1, 1998